Shareholder Report, Line Graph (Details) 1014044_Franklin FTSE Latin America ETF_Single Class_TSR Annual {Single Class} - USD ($)									12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Oct. 09, 2018	Mar. 31, 2026
Franklin FTSE Latin America ETF
Account Value [Line Items]
Line Graph and Table Measure Name									Franklin FTSE Latin America ETF (NAV)
Accumulated Value	$ 10,489	$ 12,001	$ 9,806	$ 11,024	$ 9,101	$ 6,035	$ 10,142	$ 10,000	$ 16,068
FTSE Latin America Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									FTSE Latin America Index
Accumulated Value	11,304	12,848	10,403	11,587	9,520	6,286	10,516	10,000	$ 17,464
FTSE Latin America Capped Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									FTSE Latin America Capped Index-NR
Accumulated Value	$ 10,966	$ 12,537	$ 10,211	$ 11,442	$ 9,440	$ 6,251	$ 10,497	$ 10,000	$ 16,832